UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK -- 95.3%
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------  -------------
  AEROSPACE & DEFENSE -- 5.2%
     Esterline Technologies * ......................     54,800    $   2,553,132
     Moog, Cl A * ..................................     62,176        2,862,583
     Woodward Governor .............................     49,872        3,130,964
                                                                   -------------
                                                                       8,546,679
                                                                   -------------
  APPAREL RETAIL -- 1.6%
     Brown Shoe ....................................    151,100        2,598,920
                                                                   -------------

  APPAREL/TEXTILES -- 3.7%
     Fossil * ......................................     88,323        3,001,216
     Wolverine World Wide ..........................    118,600        3,001,766
                                                                   -------------
                                                                       6,002,982
                                                                   -------------
  BANKS -- 8.1%
     Bank of the Ozarks ............................     33,851          823,256
     Cullen ........................................     44,900        2,444,356
     FirstMerit ....................................    176,100        3,939,357
     Prosperity Bancshares .........................    119,200        3,427,000
     Wintrust Financial ............................     70,852        2,695,210
                                                                   -------------
                                                                      13,329,179
                                                                   -------------
  BUSINESS SERVICES -- 2.0%
     Resources Connection ..........................    156,600        3,277,638
                                                                   -------------

  CHEMICALS -- 1.5%
     Rockwood Holdings * ...........................     86,000        2,524,960
                                                                   -------------

  COMMUNICATIONS EQUIPMENT -- 3.2%
     Adtran ........................................    131,800        2,742,758
     Comtech Telecommunications * ..................     57,450        2,573,760
                                                                   -------------
                                                                       5,316,518
                                                                   -------------
  COMPUTER SOFTWARE -- 5.7%
     Blackbaud .....................................    100,700        2,786,369
     Parametric Technology * .......................    201,100        3,308,095

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------  -------------
  COMPUTER SOFTWARE -- CONTINUED
     Progress Software * ...........................    113,300    $   3,344,616
                                                                   -------------
                                                                       9,439,080
                                                                   -------------
  CONSUMER DISCRETIONARY -- 1.5%
     Matthews International, Cl A ..................     48,892        2,389,352
                                                                   -------------

  CONSUMER PRODUCTS -- 3.6%
     Alberto-Culver, Cl B ..........................    118,600        3,177,294
     Inter Parfums .................................    161,256        2,742,965
                                                                   -------------
                                                                       5,920,259
                                                                   -------------
  DRUG RETAIL -- 2.1%
     Longs Drug Stores .............................     76,300        3,510,563
                                                                   -------------

  ENERGY EQUIPMENT & SERVICES -- 3.2%
     Atwood Oceanics * .............................     30,100        2,501,009
     NATCO Group, Cl A * ...........................     58,400        2,673,552
                                                                   -------------
                                                                       5,174,561
                                                                   -------------
  FINANCIAL SERVICES -- 3.9%
     Euronet Worldwide * ...........................    118,444        3,131,659
     Waddell & Reed Financial, Cl A ................     99,800        3,311,364
                                                                   -------------
                                                                       6,443,023
                                                                   -------------
  FOOD & BEVERAGE -- 3.0%
     Hain Celestial Group * ........................     92,094        2,486,538
     J&J Snack Foods ...............................     95,205        2,381,077
                                                                   -------------
                                                                       4,867,615
                                                                   -------------
  GAS UTILITIES -- 2.5%
     New Jersey Resources ..........................     88,500        4,149,765
                                                                   -------------

  HEALTH CARE -- 3.7%
     inVentiv Health * .............................     86,345        2,839,887
     Sun Healthcare Group * ........................    183,100        3,154,813
                                                                   -------------
                                                                       5,994,700
                                                                   -------------
  INDUSTRIAL -- 7.2%
     Belden ........................................     82,300        3,481,290

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------  -------------
  INDUSTRIAL -- CONTINUED
     Brady, Cl A ...................................     86,500    $   2,627,005
     Nordson .......................................     60,100        2,997,788
     Robbins & Myers ...............................     40,600        2,690,968
                                                                   -------------
                                                                      11,797,051
                                                                   -------------
  INSURANCE -- 4.0%
     Delphi Financial Group, Cl A ..................    105,850        3,321,573
     ProAssurance * ................................     55,700        3,213,890
                                                                   -------------
                                                                       6,535,463
                                                                   -------------
  MATERIALS & PROCESSING -- 2.4%
     Dynamic Materials .............................     42,300        2,266,434
     Schnitzer Steel Industries, Cl A ..............     28,600        1,620,476
                                                                   -------------
                                                                       3,886,910
                                                                   -------------
  MEDICAL PRODUCTS & SERVICES -- 8.4%
     Haemonetics * .................................     58,435        3,496,750
     HealthExtras * ................................     87,700        2,424,905
     Medical Action Industries * ...................    146,021        2,441,471
     Owens & Minor .................................     69,617        2,876,575
     PSS World Medical * ...........................    145,500        2,515,695
                                                                   -------------
                                                                      13,755,396
                                                                   -------------
  REAL ESTATE INVESTMENT TRUSTS -- 5.7%
     EastGroup Properties ..........................     76,300        3,158,057
     Healthcare Realty Trust .......................    134,700        3,479,301
     Lexington Realty Trust ........................    186,900        2,794,155
                                                                   -------------
                                                                       9,431,513
                                                                   -------------
  RESTAURANTS -- 2.0%
     Sonic * .......................................    145,500        3,227,190
                                                                   -------------

  SECURITIES BROKERAGE/DEALERS -- 2.2%
     Investment Technology Group * .................     76,700        3,602,599
                                                                   -------------

  SEMI CONDUCTORS -- 7.0%
     ATMI * ........................................     94,550        2,486,665
     Netlogic Microsystems * .......................    125,400        3,260,400

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------  -------------
  SEMI CONDUCTORS -- CONTINUED
     Semtech * .....................................    217,600    $   2,778,752
     Skyworks Solutions * ..........................    370,900        2,985,745
                                                                   -------------
                                                                      11,511,562
                                                                   -------------
  UTILITIES - ELECTRICAL -- 1.9%
     Unisource Energy ..............................    105,800        3,108,404
                                                                   -------------

     TOTAL COMMON STOCK
        (Cost $158,591,914) ........................                 156,341,882
                                                                   -------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT -- 2.6%
--------------------------------------------------------------------------------
     HighMark U.S. Government Money Market
        Fund, 4.470% (A)
        (Cost $4,257,417) ..........................  4,257,417        4,257,417
                                                                   -------------
     TOTAL INVESTMENTS -- 97.9%
        (Cost $162,849,331) + ......................               $ 160,599,299
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $164,068,609.

*    NON-INCOME PRODUCING SECURITY.
(A) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008. CL -- CLASS

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $162,849,331, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,631,315 AND $(9,881,347), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     FMA-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.